Income taxes (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Deferred taxes	$ 58,777,006	$ 35,969,675	$ 24,029,239
Prior year adjustments	(601,553)	418,002	(1,106,853)
Tax loss benefits	15,677,770	17,131,132	15,425,726
Total deferred tax income (expense)	73,853,223	53,518,809	38,348,112
Current tax expense	(62,837,194)	(37,775,488)	(38,717,929)
Prior year adjustments	(955)	(476,066)	105,874
Total (expense) income for current taxes	(62,838,149)	(38,251,554)	(38,612,055)
(Expense) income from income tax	$ 11,015,074	$ 15,267,255	$ (263,943)